Basis of presentation	6 Months Ended
Jun. 30, 2020
Basis Of Presentation [Abstract]
Basis of presentation	Basis of presentation
General
Our Condensed Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have direct and indirect legal or effective control and all VIEs for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Unconsolidated investments where we have significant influence are reported using the equity method of accounting. For one investment we have elected the fair value method of accounting. Please refer to Note 10 —Investments for further details.
Our Condensed Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Our interim financial statements have been prepared pursuant to the rules of the U.S. Securities and Exchange Commission (“SEC”) and U.S. GAAP for interim financial reporting, and reflect all normally recurring adjustments that are necessary to fairly state the results for the interim periods presented. Certain information and footnote disclosures required by U.S. GAAP for complete annual financial statements have been omitted and, therefore, our interim financial statements should be read in conjunction with our Annual Report on Form 20-F for the year ended December 31, 2019, filed with the SEC on March 5, 2020. The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of those for a full fiscal year.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Use of estimates
The preparation of Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivables, deferred income tax assets and accruals and reserves. Actual results may differ from our estimates under different conditions, sometimes materially.
Reportable segments
We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.